Note 10 - Subsequent Events (Details Textual)							1 Months Ended					6 Months Ended		12 Months Ended
	May 07, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 11, 2026 USD ($) shares	Feb. 17, 2026 USD ($) $ / shares shares	Jan. 09, 2026 shares	Jan. 16, 2024	May 30, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jan. 31, 2024 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)											2,217
Stock Issued During Period, Shares, Warrant Exercise (in shares)			3,433				1,663,452		9,600
Proceeds from Warrant Exercises | $			$ 4,800				$ 1,975,700		$ 156,000	$ 1,400,000		$ 1,980,524	$ 209	$ 156,209	$ 2,367,133
Common Stock, Capital Shares Reserved for Future Issuance														4,213,178
February 2026 Offering Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				865,804
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.31
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues								23,882						100,533	80,487
Proceeds from Issuance of Common Stock | $								$ 71,200						$ 4,100,000	$ 4,900,000
February 2026 Offering [Member]
Stock Issued During Period, Shares, New Issues				432,902
Proceeds from Issuance or Sale of Equity | $				$ 885,000
Warrant Exercise Inducement Letters [Member]
Stock Issued During Period, Shares, New Issues		560,658
Common Stock, Capital Shares Reserved for Future Issuance		74,000
Proceeds from (Repurchase of) Equity | $	$ 844,100	$ 762,700
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio					25	15
Subsequent Event [Member]
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)					65,547
Stock Issued During Period, Shares, Warrant Exercise (in shares)			3,334
Proceeds from Warrant Exercises | $			$ 4,800
Subsequent Event [Member] | Certain Existing Warrant Holders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		793,390
Class of Warrant or Right, Exercised		634,658
Class of Warrant or Right, Exercised, Weighted Average Exercise Price | $ / shares		$ 1.36
Subsequent Event [Member] | Certain Existing Warrant Holders [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		1.4103
Subsequent Event [Member] | Certain Existing Warrant Holders [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 32.75
Subsequent Event [Member] | February 2026 Offering Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				865,804
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.31
Subsequent Event [Member] | Warrant Inducement 2026 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,269,316
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.36
Subsequent Event [Member] | At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues								23,882
Proceeds from Issuance of Common Stock | $								$ 71,174
Subsequent Event [Member] | February 2026 Offering [Member]
Stock Issued During Period, Shares, New Issues				432,902
Proceeds from Issuance or Sale of Equity | $				$ 885,000
Subsequent Event [Member] | Warrant Exercise Inducement Letters [Member]
Stock Issued During Period, Shares, New Issues		560,658
Common Stock, Capital Shares Reserved for Future Issuance		74,000
Proceeds from (Repurchase of) Equity | $		$ 763,000
Subsequent Event [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio					25